united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 04/30/17

Item 1. Schedule of Investments.

Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017
Principal ($)			Value
	BONDS & NOTES - 61.9%
	AEROSPACE & DEFENSE - 0.3%
120,000	Boeing Co., 1.297% due 10/30/2017		$ 120,094

	AUTO MANUFACTURERS - 4.5%
650,000	American Honda Finance Corp., 1.328% due 7/14/2017		650,296
200,000	American Honda Finance Corp., 1.602% due 9/20/2017		200,400
635,000	Ford Motor Credit Co. LLC, 2.104% due 11/4/2019		640,056
227,000	Toyota Motor Credit Corp., 1.615% due 7/13/2018		228,108
			1,718,860
	BANKS - 16.4%
707,000	Bank of America Corp., 2.198% due 1/15/2019		714,972
590,000	Bank of Montreal, 1.808% due 7/18/2019		593,443
422,000	Bank of New York Mellon Corp., 1.730% due 8/1/2018		424,640
250,000	Branch Banking & Trust Co., 1.608% due 1/15/2020		250,589
750,000	Capital One NA, 1.885% due 9/13/2019		754,130
427,000	Citigroup, Inc., 2.739% due 5/15/2018		433,154
720,000	Goldman Sachs Group, Inc., 2.139% due 11/15/2018		728,484
720,000	JPMorgan Chase & Co., 1.996% due 3/22/2019		727,458
720,000	Morgan Stanley, 2.003% due 1/24/2019		726,163
318,000	Royal Bank of Canada, 1.652% due 7/29/2019		319,044
563,000	Wells Fargo & Co., 1.613% due 4/22/2019		565,294
			6,237,371
	BEVERAGES - 4.8%
900,000	Anheuser-Busch InBev Worldwide, Inc., 1.375% due 7/15/2017		900,150
884,000	Molson Coors Brewing Co., 2.000% due 5/1/2017		884,000
25,000	PepsiCo. Inc., 1.408% due 7/17/2017		25,020
			1,809,170
	BIOTECHNOLOGY - 6.9%
340,000	Amgen, Inc., 2.125% due 5/15/2017		340,084
790,000	Amgen, Inc., 1.250% due 5/22/2017		789,985
600,000	Amgen, Inc., 5.850% due 6/1/2017		602,072
900,000	Celgene Corp., 1.900% due 8/15/2017		901,227
			2,633,368
	COMPUTERS - 0.6%
240,000	Apple, Inc., 1.422% due 5/3/2018		240,566

	COSMETICS/PERSONAL CARE - 0.5%
180,000	Estee Lauder Cos. Inc., 5.550% due 5/15/2017		180,269

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
720,000	American Express Credit Corp., 1.529% due 8/15/2019		721,910
150,000	Synchrony Financial, 2.402% due 2/3/2020		151,030
			872,940
	FOOD - 1.4%
519,000	Kellogg Co., 1.750% due 5/17/2017		519,081
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Principal ($)			Value
	HEALTHCARE - PRODUCTS - 0.3%
116,000	Becton Dickinson and Co., 1.800% due 12/15/2017		$ 115,942

	INSURANCE - 2.8%
720,000	Berkshire Hathaway, Inc., 1.329% due 8/6/2018		721,142
350,000	New York Life Global Funding, 1.428% due 4/9/2020		350,499
			1,071,641
	MACHINERY - CONSTRUCTION & MINING - 2.6%
1,000,000	Caterpillar Financial Services Corp., 1.625% due 6/1/2017		1,000,296

	MEDIA - 2.9%
200,000	Comcast Cable Communications LLC, 8.875% due 5/1/2017		200,000
900,000	Walt Disney Co/The, 1.230% due 3/4/2020		900,980
			1,100,980
	MISCELLANEOUS MANUFACTURER - 0.7%
106,000	3M Co., 1.000% due 6/26/2017		105,996
168,000	General Electric Co., 1.449% due 8/7/2018		168,383
			274,379
	OIL & GAS - 1.1%
400,000	Chevron Corp., 1.234% due 3/2/2018		400,704

	PHARMACEUTICALS - 1.7%
200,000	Merck & Co., Inc., 1.412% due 5/18/2018		200,731
450,000	Pfizer, Inc., 1.100% due 5/15/2017		450,018
			650,749
	RETAIL - 2.9%
975,000	Lowe's Cos, Inc., 1.398% due 4/15/2019		977,785
105,000	Lowe's Cos, Inc., 1.529% due 9/10/2019		105,731
			1,083,516
	SEMICONDUCTORS - 0.6%
235,000	Altera Corp., 1.750% due 5/15/2017		235,051

	SOFTWARE - 1.3%
500,000	Oracle Corp., 1.350% due 7/7/2017		500,319

	SOVEREIGN - 1.7%
650,000	Federal Home Loan Banks, 4.875% due 5/17/2017		651,205

	TELECOMMUNICATIONS - 2.1%
539,000	AT&T, Inc., 1.700% due 6/1/2017		539,206
240,000	Verizon Communications, Inc, 1.506% due 6/9/2017		240,090
			779,296
Arrow Reserve Capital Management ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017
Principal ($)			Value
	TRANSPORTATION - 3.5%
120,000	Burlington Northern Santa Fe LLC, 5.650% due 5/1/2017		$ 120,000
310,000	CSX Corp., 7.900% due 5/1/2017		310,000
900,000	Norfolk Southern Corp., 7.700% due 5/15/2017		902,407
			1,332,407

	TOTAL BONDS & NOTES (Cost $23,528,335)		23,528,204

	MUNICIPAL BONDS - 2.9%
100,000	Commonwealth of Massachusetts, 2.000% due 5/22/2017		100,065
1,000,000	Douglasville-Douglas County Water & Sewer Authority, 5.000% due 6/1/2032		1,003,210
	TOTAL MUNICIPAL BONDS (Cost $1,103,885)		1,103,275

	U.S TREASURY - 41.6%
6,300,000	United States Treasury Bill, 0.000% due 5/25/2017		6,296,815
9,500,000	United States Treasury Bill, 0.000% due 6/1/2017		9,493,904
	TOTAL U.S. TREASURY (Cost $15,790,719)		15,790,719

	TOTAL INVESTMENTS -106.4% (Cost $40,422,939)(a)		$ 40,422,198
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%		(2,413,577)
	NET ASSETS - 100.0%		$ 38,008,621

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $40,422,939 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,239
		Unrealized Depreciation:	(3,980)
		Net Unrealized Depreciation:	$ (741)

LLC - Limited Liability Corporation

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/28/2017

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/28/2017